Document and Entity Information	6 Months Ended
Sep. 30, 2019
Document And Entity Information
Entity Registrant Name	Beyond Air, Inc.
Entity Central Index Key	0001641631
Document Type	S-1
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false